SUPPLEMENT DATED SEPTEMBER 21, 2021

TO THE PACIFIC FUNDS SUMMARY PROSPECTUS DATED AUGUST 1, 2021

FOR PACIFIC FUNDS PORTFOLIO OPTIMIZATION GROWTH

This supplement revises the Pacific Funds Summary Prospectus dated August 1, 2021 for Pacific Funds Portfolio Optimization Growth (the “Prospectus”) and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

In the Management subsection, information regarding Max Gokhman is deleted.